Commitments and contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
21.	Commitments and contingencies

Commitments

As of June 30, 2013, the Company had commitments under non-cancelable operating leases for office facilities, contracts for marketing expenses. Future payments at June 30, 2013, by year end are as follows:

	Operating
	lease
	for office	Management
	facilities	fee	Total	Total
			RMB	USD

2014	12,450,256	5,182,187	17,632,443	2,872,950
2015	8,906,732	3,213,363	12,120,095	1,974,793
2016	8,201,096	2,899,432	11,100,528	1,808,669
2017	7,216,419	5,220,136	12,436,555	2,026,356
2018	6,494,213	5,878,018	12,372,231	2,015,875
Thereafter	41,538,018	81,533,842	123,071,860	20,052,768
	84,806,734	103,926,978	188,733,712	30,751,411

The Group incurred rental expenses under operating leases of RMB7,949,877, RMB8,405,919, and RMB11,736,444 (US$1,914,154) for the years ended June 30, 2011, 2012 and 2013, respectively.

Other contingency

The Group has not made Enterprise Income Tax filings for certain subsidiaries in PRC as required under applicable PRC tax laws. Accrual for the amounts of income tax liabilities has been properly made in the reported periods and amounted to RMB14,217,785 and RMB22,146,786 (US$3,608,496) as of June 30, 2012 and 2013, respectively. However, accrual for the penalties that may be imposed by the relevant PRC tax authorities for failed to fulfill tax filing has not been made in the financial statements as management considered that it is not probable the relevant PRC tax authorities will impose penalty. Should the PRC tax authorities decide to assess penalty, the amount is estimated to be approximately RMB2.6 million (US$423,632) as of June 30, 2013.